Inventory (Schedule Of Inventory) (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Inventory [Abstract]
Finished goods	$ 817	$ 1,120
Raw materials	806	668
Inventory, Net	$ 1,623	$ 1,788